Provisions - Changes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions
Beginning balance	$ 12,889	$ 12,593
Liabilities incurred	608	505
Change in discount rate	(401)	871
Changes in estimates	196	(974)
Liabilities settled	(709)	(751)
Accretion	576	592
Foreign exchange	5	53
Ending balance	13,164	12,889
Decommissioning and restoration
Provisions
Beginning balance	12,271	11,931
Liabilities incurred	443	339
Change in discount rate	(401)	871
Changes in estimates	231	(1,007)
Liabilities settled	(505)	(488)
Accretion	576	592
Foreign exchange	5	33
Ending balance	12,620	12,271
Total undiscounted amount of estimated future cash flows required	$ 22,200	$ 21,500
Weighted average credit adjusted risk free interest rate	5.00%	4.80%
Decommissioning and restoration provision settlement term	40 years
Royalties
Provisions
Beginning balance	$ 280	$ 290
Liabilities incurred	155	78
Changes in estimates	1	1
Liabilities settled	(57)	(89)
Ending balance	379	280
Other
Provisions
Beginning balance	338	372
Liabilities incurred	10	88
Changes in estimates	(36)	32
Liabilities settled	(147)	(174)
Foreign exchange		20
Ending balance	$ 165	$ 338